CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities:
Net income (loss)	$ (54)	$ 264
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	155	169
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	128	144
Undistributed income (loss) of unconsolidated subsidiaries	7	(4)
Other non-cash items	39	33
Changes in operating assets and liabilities:
Provisions	(152)	(106)
Deferred income taxes	(32)	32
Trade and financing receivables related to sales, net	644	(293)
Inventories, net	(551)	(879)
Trade payables	(504)	129
Other assets and liabilities	(212)	(240)
Net cash used in operating activities	(532)	(751)
Investing activities:
Additions to retail receivables	(926)	(947)
Collections of retail receivables	1,035	1,225
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	5	0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments	(63)	(79)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(256)	(285)
Other	127	48
Net cash provided by (used in) investing activities	(78)	(38)
Financing activities:
Proceeds from long-term debt	2,220	3,810
Payments of long-term debt	(2,657)	(4,001)
Net increase (decrease) in other financial liabilities	243	(321)
Dividends paid	(1)	(1)
Net cash used in financing activities	(195)	(513)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(264)	(42)
Increase (decrease) in cash and cash equivalents	(1,069)	(1,344)
Cash and cash equivalents and restricted cash, beginning of year	5,773	5,803
Cash and cash equivalents and restricted cash, end of period	$ 4,704	$ 4,459